Subsequent Events (Details Narrative) - Subsequent Event [Member] - Promissory note	Aug. 02, 2024 USD ($)
Gross proceeds	$ 2,000,000
Original issue discount	140,000
Pincipal amount	$ 2,160,000
Interest rate terms	twelve months
Interest rate	7.00%
Streeterville's fees	$ 20,000
Note prepayment terms, description	The Group may prepay all or a portion of the promissory note at any time by paying 105% of the outstanding balance elected for pre-payment.